Revenue from collaboration agreements	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue from collaboration agreements

4. Revenue from collaboration agreements

The Group currently earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of June 30, 2025, the Group had two revenue-generating strategic collaboration agreements in place, one with Bristol-Myers-Squibb (“BMS”) and one agreement with ModernaTX, Inc. (“Moderna”), which both are in pre-clinical stage.

Under IFRS 15, the Group applies significant judgement when evaluating whether the obligations under the collaboration agreements represent one or more combined performance obligations, the determination of the transaction price and the allocation of the transaction price to identified performance obligations.

Revenue from collaboration agreements was realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	(Euros in thousands)		(Euros in thousands)
Revenue from collaboration agreements:
Moderna, United States	3,795	8,720	18,197	18,303
BMS, United States	942	10,035	5,121	15,770
Genmab, Denmark	—	—	—	14,951
Total	4,737	18,755	23,318	49,024

As of June 30, 2025, the Group has not received nor recognized any material milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. The Group plans to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract.

The revenue for the three and six months ended June 30, 2025 from the remaining collaboration agreements with BMS and Moderna is recognized over time on a cost-to-cost basis. During the three months ended June 30, 2025, €3.8 million revenue was recognized for the Moderna collaboration agreement. For the collaboration agreement with BMS revenue of €0.9 million was recognized during the three months ended June 30, 2025. The collaboration with Genmab A/S, Copenhagen/Denmark (“Genmab”) was terminated in March 2024 resulting in the recognition of the remaining deferred revenue of €14.9 million. Therefore, during the three and six months ended June 30, 2025 no revenue was recognized under the Genmab collaboration agreement.

Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30,2025	December 31, 2024
	(Euros in thousands)
Current	24,389	35,908
Non-current	27,561	34,161
Total	51,950	70,069

Deferred revenues are contract liabilities within the scope of IFRS 15.